SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND RESERVES
Schedule of common shares issued

	Year ended		Year ended
	December 31, 2023		December 31, 2022
		Gross		Gross
	Number of shares	proceeds	Number of shares	proceeds
ATM program	3,552,224	$22,980,338	500,229	$2,549,677
Total	3,552,224	$22,980,338	500,229	$2,549,677

Summary of continuity of share purchase options

		Outstanding			Cancelled/	Outstanding	Exercisable
	Exercise	December			Forfeited/	December	December
Expiry date	Price	31, 2022	Granted	Exercised	Expired	31, 2023	31, 2023
September 30, 2023	$0.40	150,000	—	(150,000)	—	—	—
December 17, 2024	$0.50	1,725,000	—	—	—	1,725,000	1,725,000
April 18, 2025	$1.00	100,000	—	—	—	100,000	100,000
May 23, 2025	$1.075	75,000	—	—	—	75,000	75,000
August 11, 2025	$1.40	1,125,000	—	—	—	1,125,000	1,125,000
September 3, 2025	$2.07	75,000	—	(25,000)	—	50,000	50,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	5,305,000	—	—	—	5,305,000	5,305,000
April 29, 2026	$6.79	1,258,625	—	—	(295,750)	962,875	940,000
May 17, 2026	$8.62	200,000	—	—	—	200,000	200,000
September 27, 2026	$8.70	125,000	—	—	—	125,000	87,500
November 26, 2026	$8.04	55,000	—	—	(7,500)	47,500	33,250
January 4, 2027	$8.98	24,375	—	—	(1,875)	22,500	12,375
August 19, 2027	$5.75	340,000	—	—	—	340,000	226,000
September 8, 2027	$5.00	20,000	—	—	—	20,000	20,000
December 27, 2027	$5.68	2,257,500	—	(3,500)	(97,750)	2,156,250	1,938,750
		12,860,500	—	(178,500)	(402,875)	12,279,125	11,862,875
Weighted average exercise price $		4.01	—	0.74	6.55	3.97	3.89
Weighted average contractual remaining life (years)		3.24	—	—	—	2.25	2.20

		Outstanding			Cancelled/	Outstanding	Exercisable
		December			Forfeited/	December	December
Expiry date	Exercise Price	31, 2021	Granted	Exercised	Expired	31, 2022	31, 2022
September 30, 2023	$0.40	150,000	—	—	—	150,000	150,000
December 17, 2024	$0.50	1,925,000	—	(200,000)	—	1,725,000	1,725,000
April 18, 2025	$1.00	1,450,000	—	(1,350,000)	—	100,000	100,000
May 23, 2025	$1.075	200,000	—	(125,000)	—	75,000	75,000
August 11, 2025	$1.40	2,900,000	—	(1,775,000)	—	1,125,000	1,125,000
September 3, 2025	$2.07	115,000	—	(40,000)	—	75,000	75,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	6,155,000	—	(850,000)	—	5,305,000	5,305,000
April 29, 2026	$6.79	1,294,250	—	(1,875)	(33,750)	1,258,625	1,168,625
May 17, 2026	$8.62	200,000	—	—	—	200,000	200,000
September 27, 2026	$8.70	125,000	—	—	—	125,000	50,000
November 26, 2026	$8.04	55,750	—	—	(750)	55,000	22,000
January 4, 2027	$8.98	—	30,000	—	(5,625)	24,375	7,500
August 19, 2027	$5.75	—	340,000	—	—	340,000	169,000
September 8, 2027	$5.00	—	20,000	—	—	20,000	10,000
December 27, 2027	$5.68	—	2,257,500	—	—	2,257,500	1,834,500
		14,595,000	2,647,500	(4,341,875)	(40,125)	12,860,500	12,041,625
Weighted average exercise price $		3.01	5.72	1.76	7.12	4.01	3.85
Weighted average contractual remaining life (years)		3.71	4.93	—	—	3.24	3.15

Schedule of weighted average fair value of share purchase options granted and exercised

	Year ended December 31,
	2023	2022
Weighted average:
Fair value of share purchase options granted	—	$3.72
Fair value of share purchase options exercised	$0.58	$1.27
Closing share price at the date of exercise	$5.75	$6.36

Summary of weighted average assumptions used to estimate the fair value of options granted

	Year ended December 31,
	2023	2022
Risk-free interest rate	—	3.21%
Expected option life in years	—	5.0
Expected share price volatility(i)	—	88.06%
Grant date share price	—	$5.39
Expected forfeiture rate	—	—
Expected dividend yield	—	Nil
(i)	The expected share price volatility is based on the average historical share price of comparable companies over the life of the option.

Summary of continuity of warrants

		Outstanding				Outstanding
	Exercise	December			Cancelled/	December 31,
Expiry Date	Price	31, 2021	Issued	Exercised	Expired	2022
May 12, 2022	$1.30	25,154	—	(24,000)	(1,154)	—
May 13, 2022	$1.50	8,372	—	—	(8,372)	—
June 4, 2022	$1.50	15,960	—	(15,960)	—	—
		49,486	—	(39,960)	(9,526)	—
Weighted average exercise price $		1.40	—	1.38	1.48	—
Weighted average contractual remaining life (years)		0.38	—	—	—	—

Schedule of weighted average fair value of warrants exercised

	Year ended December 31,
	2023	2022
Weighted average:
Fair value of warrants exercised	—	$0.38
Closing share price at the date of exercise	—	$8.39